Trade Accounts Payable - Summary of Aging of Trade Accounts Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Trade And Other Current Payables [line items]
Trade accounts payable	R$ 173,339	R$ 128,113	R$ 128,113
Current [member]
Trade And Other Current Payables [line items]
Trade accounts payable	87,465		51,288
Not later than three months [member]
Trade And Other Current Payables [line items]
Trade accounts payable	28,393		41,291
Later than one month and not later than two months [member]
Trade And Other Current Payables [line items]
Trade accounts payable	15,137		6,987
Later than two months and not later than three months [member]
Trade And Other Current Payables [line items]
Trade accounts payable	7,650		6,749
Later than three months and not later than six months [member]
Trade And Other Current Payables [line items]
Trade accounts payable	7,703		10,366
Later than six months and not later than one year [member]
Trade And Other Current Payables [line items]
Trade accounts payable	4,133		4,487
2019 [member]
Trade And Other Current Payables [line items]
Trade accounts payable	R$ 22,858		R$ 6,945